INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

Invesco BulletShares 2021 Municipal Bond ETF (BSML)

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

Invesco Investment Grade Defensive ETF (IIGD)

Invesco Investment Grade Value ETF (IIGV)

(collectively, the “Funds”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to him are removed from the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-SIFT-SUMSTATSAI-SUP 043021